Shareholders' Equity (Details) - $ / shares	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2019
Shareholders' Equity (Details) [Line Items]
Common stock, authorized	173,274,443	170,274,443	159,391,312
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, issued	26,435,097	25,855,413	19,983,799
Common stock, outstanding	26,435,097	25,855,413	19,983,799
Business combination redeem				46.00%
CIK0001816090 FTAC Olympus Acquisition Corp.
Shareholders' Equity (Details) [Line Items]
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares subject to possible redemption	66,662,879	67,567,770
Private placement warrants, description	Redemption of warrants when the price per Class A ordinary share equals or exceeds $18.00. Once the Public Warrants become exercisable, the Company may redeem the Public Warrants: ● in whole and not in part; ● at a price of $0.01 per warrant; ● upon not less than 30 days’ prior written notice of redemption to each warrant holder; and ● if, and only if, the closing price of the Company’s Class A ordinary shares equals or exceeds $18.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the notice of redemption is given to the warrant holders.	In the case that additional Class A ordinary shares, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which Class B ordinary shares shall convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the outstanding Class B ordinary shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of all ordinary shares outstanding upon the completion of the Initial Public Offering and the private placement plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with a Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in a Business Combination, any private placement-equivalent shares and warrants underlying units issued to the Sponsor or its affiliates upon conversion of loans made to the Company).
Business combination redeem	100.00%	100.00%
Class A Ordinary Shares | CIK0001816090 FTAC Olympus Acquisition Corp.
Shareholders' Equity (Details) [Line Items]
Common stock, authorized	500,000,000	500,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Shares Description		At December 31, 2020, there were 10,076,606 Class A ordinary shares issued and outstanding, excluding 67,567,770 Class A ordinary shares subject to possible redemption.
Common stock, issued	10,981,497	10,076,606
Common stock, outstanding	10,981,497	10,076,606
Ordinary shares subject to possible redemption	66,662,879	67,567,770
Class B Ordinary Shares | CIK0001816090 FTAC Olympus Acquisition Corp.
Shareholders' Equity (Details) [Line Items]
Common stock, authorized	50,000,000	50,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, issued	19,411,094	19,411,094
Common stock, outstanding	19,411,094	19,411,094
Business combination redeem	20.00%	20.00%